Earnings/(Loss) per Share - Schedule of Earnings/(Loss) per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Basic earnings/(loss) per share (in dollars per share)	$ (0.24)	$ (0.18)	$ (0.21)
Diluted earnings/(loss) per share (in dollars per share)	$ (0.24)	$ (0.18)	$ (0.21)